Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues	$ 27,662	$ 25,196	$ 24,929
Total cost of sales	(19,118)	(17,350)	(17,396)
Gross profit	8,544	7,846	7,533
Selling, general and administrative expenses	(5,295)	(4,765)	(4,532)
Non-order related research and development expenses	(1,147)	(1,013)	(967)
Other income (expense), net	124	162	(105)
Income from operations	2,226	2,230	1,929
Interest and dividend income	72	73	71
Interest and other finance expense	(262)	(234)	(201)
Non-operational pension (cost) credit	83	33	(38)
Income from continuing operations before taxes	2,119	2,102	1,761
Provision for taxes	(544)	(583)	(526)
Income from continuing operations, net of tax	1,575	1,519	1,235
Income from discontinued operations, net of tax	723	846	799
Net income	2,298	2,365	2,034
Net income attributable to noncontrolling interests	(125)	(152)	(135)
Net income attributable to ABB	2,173	2,213	1,899
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,514	1,441	1,172
Income from discontinued operations, net of tax	659	772	727
Net income	$ 2,173	$ 2,213	$ 1,899
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 0.71	$ 0.67	$ 0.54
Income from discontinued operations, net of tax (in dollars per share)	0.31	0.36	0.34
Net income (in dollars per share)	1.02	1.04	0.88
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	0.71	0.67	0.54
Income from discontinued operations, net of tax (in dollars per share)	0.31	0.36	0.34
Net income (in dollars per share)	$ 1.02	$ 1.03	$ 0.88
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,132	2,138	2,151
Diluted earnings per share attributable to ABB shareholders (in shares)	2,139	2,148	2,154
Products
Total revenues	$ 22,366	$ 20,438	$ 20,327
Cost	(15,961)	(14,485)	(14,629)
Services and other
Total revenues	5,296	4,758	4,602
Cost	$ (3,157)	$ (2,865)	$ (2,767)